Calvert
Global Water Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Australia — 2.5%
Reece, Ltd.(1)	372,676	$ 5,684,437
Reliance Worldwide Corp., Ltd.	2,867,685	8,663,111
		$ 14,347,548
Austria — 1.0%
Wienerberger AG	169,456	$ 5,646,071
		$ 5,646,071
Brazil — 3.3%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR(1)	565,467	$ 8,612,062
Cia de Saneamento de Minas Gerais Copasa MG	1,593,892	6,727,432
Cia De Sanena Do Parana	696,068	4,183,013
		$19,522,507
Canada — 1.0%
Gildan Activewear, Inc.	81,692	$2,701,591
Stantec, Inc.	40,432	3,246,033
		$5,947,624
Chile — 1.1%
Aguas Andinas S.A., Class A	19,991,927	$6,456,389
		$6,456,389
China — 4.5%
Beijing Enterprises Water Group, Ltd.	30,443,452	$6,785,527
China Everbright Environment Group, Ltd.	8,995,666	2,928,307
China Lesso Group Holdings, Ltd.	6,849,578	3,583,544
China Water Affairs Group, Ltd.	9,894,421	5,434,741
Guangdong Investment, Ltd.	10,043,427	7,310,242
		$26,042,361
Denmark — 0.5%
Novozymes A/S, Class B	58,026	$3,189,885
		$3,189,885
Finland — 1.4%
Kemira Oyj	427,713	$7,933,792
		$7,933,792
France — 3.2%
Eurofins Scientific SE(1)	51,787	$3,378,191
L'Oreal S.A.	6,411	3,195,887
LVMH Moet Hennessy Louis Vuitton SE	3,933	3,195,707
Veolia Environnement S.A.	290,996	9,197,412
		$18,967,197
Germany — 1.1%
GEA Group AG	81,952	$3,407,087
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	37,568	$ 3,022,046
		$ 6,429,133
Italy — 2.1%
ACEA SpA(1)	427,919	$ 6,540,783
Interpump Group SpA(1)	106,860	5,543,984
		$ 12,084,767
Japan — 7.5%
Daiseki Co., Ltd.	251,500	$ 6,968,432
Ebara Corp.	91,156	5,374,625
Kurita Water Industries, Ltd.	220,942	8,617,883
Lixil Corp.	638,400	7,957,514
Organo Corp.	159,500	6,581,078
Sekisui Chemical Co., Ltd.	208,300	2,995,971
TOTO, Ltd.(1)	190,800	5,012,256
		$43,507,759
Mexico — 0.8%
Orbia Advance Corp. SAB de CV	2,129,500	$4,713,969
		$4,713,969
Netherlands — 1.5%
Aalberts NV	125,991	$5,476,499
Arcadis NV	60,001	3,241,329
		$8,717,828
Singapore — 1.1%
CDL Hospitality Trusts	3,984,401	$3,349,230
City Developments, Ltd.(1)	631,000	3,177,081
Hyflux, Ltd.(1)(2)(3)	16,595,483	0
		$6,526,311
South Korea — 1.9%
Coway Co., Ltd.	189,406	$8,377,335
LG Chem, Ltd.	7,622	2,931,599
		$11,308,934
Spain — 1.1%
Acciona S.A.(1)	21,342	$3,142,487
Iberdrola S.A.	243,602	3,195,275
		$6,337,762
Sweden — 0.6%
Fabege AB(1)	336,440	$3,614,092
		$3,614,092
Switzerland — 5.1%
Belimo Holding AG	10,442	$5,763,518
Geberit AG	10,546	6,769,673
Georg Fischer AG	78,709	5,727,979
Roche Holding AG PC	11,108	3,229,023

Calvert
Global Water Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Sika AG	11,052	$ 3,603,793
Sulzer AG	44,895	4,588,664
		$ 29,682,650
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	160,294	$ 3,073,083
		$ 3,073,083
Thailand — 1.0%
Amata Corp. PCL	7,752,800	$ 6,067,569
		$6,067,569
United Kingdom — 9.1%
CNH Industrial NV	280,737	$3,419,377
Croda International PLC	53,114	3,416,501
Ferguson PLC	36,844	7,113,471
Genuit Group PLC	1,016,807	5,211,989
Halma PLC	111,769	3,249,783
Marlowe PLC(3)	628,517	3,446,628
Mondi PLC	169,280	3,311,913
Pennon Group PLC	795,691	7,630,380
Severn Trent PLC	252,327	8,297,648
United Utilities Group PLC	607,567	8,207,177
		$53,304,867
United States — 47.8%
A.O. Smith Corp.	73,158	$6,031,145
Advanced Drainage Systems, Inc.	44,906	6,315,580
AECOM	63,849	5,901,563
Agilent Technologies, Inc.	23,593	3,280,135
American States Water Co.	91,777	7,380,706
American Water Works Co., Inc.	70,725	9,334,993
Badger Meter, Inc.	54,497	8,412,702
Ball Corp.	53,700	3,088,824
Brookfield Renewable Corp., Class A	113,608	3,270,774
California Water Service Group	144,796	7,510,568
Chemed Corp.	9,615	5,622,371
CMS Energy Corp.	52,851	3,069,058
Core & Main, Inc., Class A(3)	144,760	5,849,752
Cousins Properties, Inc.	146,922	3,577,551
Ecolab, Inc.	54,018	10,714,470
Energy Recovery, Inc.(3)	350,202	6,597,806
Entegris, Inc.	28,879	3,460,282
Essential Utilities, Inc.	233,781	8,731,720
FMC Corp.	56,185	3,542,464
Fortune Brands Innovations, Inc.	79,924	6,085,413
Franklin Electric Co., Inc.	55,418	5,356,150
Gorman-Rupp Co. (The)	125,717	4,466,725
Hawkins, Inc.	110,429	7,776,410
Hilton Worldwide Holdings, Inc.	17,999	3,277,438
IDEXX Laboratories, Inc.(3)	6,472	3,592,284
Security	Shares	Value
United States (continued)
Ingersoll Rand, Inc.	42,214	$ 3,264,831
Intel Corp.	67,459	3,389,815
Itron, Inc.(3)	44,748	3,378,921
Levi Strauss & Co., Class A(1)	194,673	3,219,891
Lindsay Corp.	36,316	4,690,575
Masco Corp.	94,868	6,354,259
Middlesex Water Co.	100,894	6,620,664
Mondelez International, Inc., Class A	41,678	3,018,738
Mueller Industries, Inc.	122,555	5,778,468
Mueller Water Products, Inc., Class A	346,228	4,985,683
Nucor Corp.	17,741	3,087,644
Parker-Hannifin Corp.	6,961	3,206,933
Pentair PLC	137,862	10,023,946
Procter & Gamble Co. (The)	19,646	2,878,925
Roper Technologies, Inc.	5,498	2,997,345
SJW Group	105,714	6,908,410
Tetra Tech, Inc.	54,795	9,146,929
Trimble, Inc.(3)	64,979	3,456,883
Valmont Industries, Inc.	23,135	5,402,254
Veralto Corp.	121,647	10,006,682
Waters Corp.(3)	10,578	3,482,595
Watts Water Technologies, Inc., Class A	42,656	8,886,951
Xylem, Inc.	92,540	10,582,874
York Water Co. (The)	107,608	4,155,821
Zurn Elkay Water Solutions Corp.	271,630	7,988,638
		$279,161,559
Total Common Stocks (identified cost $447,027,007)		$582,583,657

Short-Term Investments — 1.8%

Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(4)	1,162,837	$ 1,162,837
Total Affiliated Fund (identified cost $1,162,837)		$ 1,162,837
Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(5)	9,354,646	$ 9,354,646
Total Securities Lending Collateral (identified cost $9,354,646)		$ 9,354,646
Total Short-Term Investments (identified cost $10,517,483)		$ 10,517,483

Calvert
Global Water Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Value
Total Investments — 101.5% (identified cost $457,544,490)	$593,101,140
Other Assets, Less Liabilities — (1.5)%	$ (8,975,290)
Net Assets — 100.0%	$584,125,850

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $16,425,855 and the total market value of the collateral received by the Fund was $17,479,133, comprised of cash of $9,354,646 and U.S. government and/or agencies securities of $8,124,487.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	44.7%
Utilities	25.4
Materials	10.8
Information Technology	5.4
Consumer Discretionary	4.1
Health Care	3.8
Real Estate	3.4
Consumer Staples	2.1
Total	99.7%

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PCL	– Public Company Limited
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc., and in funds that may be deemed to be affiliated was $1,162,837, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$621,363	$ —	$ (630,000)	$ —	$8,637	$ —	$ 1,943	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(2)	362,628	27,013,312	(26,213,103)	—	—	1,162,837	13,458	1,162,837
Total				$ —	$8,637	$1,162,837	$15,401

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Global Water Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$14,347,548	$ —	$14,347,548
Austria	—	5,646,071	—	5,646,071
Brazil	8,612,062	10,910,445	—	19,522,507
Canada	5,947,624	—	—	5,947,624
Chile	—	6,456,389	—	6,456,389
China	—	26,042,361	—	26,042,361
Denmark	—	3,189,885	—	3,189,885
Finland	—	7,933,792	—	7,933,792
France	—	18,967,197	—	18,967,197
Germany	—	6,429,133	—	6,429,133
Italy	—	12,084,767	—	12,084,767
Japan	—	43,507,759	—	43,507,759
Mexico	4,713,969	—	—	4,713,969
Netherlands	—	8,717,828	—	8,717,828
Singapore	—	6,526,311	0	6,526,311
South Korea	—	11,308,934	—	11,308,934
Spain	—	6,337,762	—	6,337,762
Sweden	—	3,614,092	—	3,614,092
Switzerland	—	29,682,650	—	29,682,650
Taiwan	—	3,073,083	—	3,073,083
Thailand	—	6,067,569	—	6,067,569
United Kingdom	10,532,848	42,772,019	—	53,304,867
United States	279,161,559	—	—	279,161,559
Total Common Stocks	$308,968,062	$273,615,595(2)	$0	$582,583,657
Short-Term Investments:
Affiliated Fund	$1,162,837	$ —	$ —	$1,162,837
Securities Lending Collateral	9,354,646	—	—	9,354,646
Total Investments	$319,485,545	$273,615,595	$0	$593,101,140

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2023 is not presented.

Calvert
Global Water Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.